Institutional [Member] Annual Fund Operating Expenses - Institutional - Harding Loevner Frontier Emerging Markets Portfolio - Institutional Class	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.42%	[1]

[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.